Credit Risk - Loans and advances at amortised cost by selected sectors (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Total impairment allowance		£ 692,346		£ 686,728
Coverage ratio		0.010	0.010	0.014	0.014
Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance		£ 699,576		£ 696,127
Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance		(7,230)		(9,399)
Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 348,549		£ 342,632
Coverage ratio		0.018	0.018	0.024	0.024
Financial assets at amortised cost, class | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Coverage ratio		0.034	0.034	0.045	0.045
Financial assets at amortised cost, class | Total loans and advances at amortised cost | UK Commercial real estate
Disclosure of financial assets [line items]
Total impairment allowance | $			$ 9.4		$ 10.0
Coverage ratio		0.0061	0.0061	0.0098	0.0098
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 355,066		£ 350,967
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ 17,395		£ 18,739
Total of Wholesale exposures		12.00%	12.00%	13.00%	13.00%
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ 648		£ 948
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		6,224		7,140
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		2,576		3,073
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		5,199		5,343
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		717		709
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		2,031		1,526
Financial assets at amortised cost, class | Impairment allowance | Undrawn loans and receivables
Disclosure of financial assets [line items]
Total impairment allowance	£ (100)	(100)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		(6,517)		(8,335)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ (591)		£ (842)
Total of Wholesale exposures		37.00%	37.00%	40.00%	40.00%
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ (34)		£ (59)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		(165)		(229)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		(154)		(198)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		(137)		(237)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		(40)		(33)
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		£ (61)		£ (86)
Stage 1
Disclosure of financial assets [line items]
Coverage ratio		0.002	0.002	0.002	0.002
Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance		£ 603,132		£ 580,903
Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance		(1,413)		(1,289)
Stage 1 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 303,797		£ 289,931
Coverage ratio		0.004	0.004	0.004	0.004
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 304,982		£ 290,964
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ 12,543		£ 11,924
Total of Wholesale exposures		10.00%	10.00%	10.00%	10.00%
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ 305		£ 367
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		4,019		4,440
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		1,877		1,754
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		4,089		3,907
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		485		308
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		1,768		1,148
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		(1,185)		(1,033)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ (153)		£ (192)
Total of Wholesale exposures		45.00%	45.00%	60.00%	60.00%
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ (3)		£ (9)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		(48)		(53)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		(14)		(31)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		(63)		(78)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		(5)		(2)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		£ (20)		£ (19)
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio		0.030	0.030	0.042	0.042
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance		£ 88,007		£ 103,897
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance		(2,669)		(4,322)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 40,078		£ 47,442
Coverage ratio		0.053	0.053	0.070	0.070
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 42,311		£ 51,006
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ 4,037		£ 5,561
Total of Wholesale exposures		26.00%	26.00%	26.00%	26.00%
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ 322		£ 525
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		1,907		2,387
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		465		854
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		962		1,153
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		220		389
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		161		253
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		(2,233)		(3,564)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ (162)		£ (260)
Total of Wholesale exposures		41.00%	41.00%	37.00%	37.00%
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ (13)		£ (27)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		(68)		(115)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		(12)		(27)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		(30)		(51)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		(35)		(30)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		£ (4)		£ (10)
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio		0.373	0.373	0.334	0.334
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance		£ 8,437		£ 11,327
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance		(3,148)		(3,788)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 4,674		£ 5,259
Coverage ratio		0.399	0.399	0.415	0.415
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		£ 7,773		£ 8,997
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ 815		£ 1,254
Total of Wholesale exposures		29.00%	29.00%	35.00%	35.00%
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ 21		£ 56
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		298		313
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		234		465
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		148		283
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		12		12
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		102		125
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance		(3,099)		(3,738)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Selected sectors
Disclosure of financial assets [line items]
Total impairment allowance		£ (276)		£ (390)
Total of Wholesale exposures		32.00%	32.00%	37.00%	37.00%
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Air travel
Disclosure of financial assets [line items]
Total impairment allowance		£ (18)		£ (23)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Hospitality and leisure
Disclosure of financial assets [line items]
Total impairment allowance		(49)		(61)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Oil and gas
Disclosure of financial assets [line items]
Total impairment allowance		(128)		(140)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Retail
Disclosure of financial assets [line items]
Total impairment allowance		(44)		(108)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Shipping
Disclosure of financial assets [line items]
Total impairment allowance		0		(1)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost | Transportation
Disclosure of financial assets [line items]
Total impairment allowance		£ (37)		£ (57)